Commitment and Contingencies (Details Narrative) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) ft²	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Lease term	20 years		20 years
Lease expiration	Jul. 31, 2021		Jul. 31, 2021
Mortgage amount | $	$ 0		$ 0
Area of land | ft²	1,600		4,756
Rental and equipment lease expenses | $	$ 20,000	$ 63,500	$ 239,600	$ 237,400
Coastal Pride Seafood, LLC. [Member]
Lease term			4 years
Area of land | ft²			3,000